Significant Accounting Policies (Details) - Schedule of revenue by products and services - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of revenue by products and services [Abstract]
Proprietary software and related services	$ 659,470	$ 632,986	$ 509,109
Other products and third party	494,344	472,045	312,315
Services	1,418,543	1,299,345	1,112,494
Total	$ 2,572,357	$ 2,404,376	$ 1,933,918